ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 14,999	$ 15,017
Accumulated amortization	(14,143)	(13,324)
Net carrying value	856	1,693
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,151	3,155
Accumulated amortization	(2,308)	(1,652)
Net carrying value	843	1,503
Order Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	11,848	11,862
Accumulated amortization	(11,835)	(11,672)
Net carrying value	$ 13	$ 190